Earnings Per Share - Narrative (Details) - Subsequent Event	Feb. 01, 2021 $ / shares shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0
Spinoff
Subsequent Event [Line Items]
Common stock, outstanding (in shares) | shares	65,773,335